Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000017636
Account Value [Line Items]
Line Graph and Table Measure Name	Intermediate-Term Municipal Fund, Class F Shares
C000147417
Account Value [Line Items]
Line Graph and Table Measure Name	Intermediate-Term Municipal Fund, Class Y Shares
C000017624
Account Value [Line Items]
Line Graph and Table Measure Name	Short Duration Municipal Fund, Class F Shares
C000147411
Account Value [Line Items]
Line Graph and Table Measure Name	Short Duration Municipal Fund, Class Y Shares
C000017631
Account Value [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund, Class F Shares
C000147416
Account Value [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund, Class Y Shares
C000017627
Account Value [Line Items]
Line Graph and Table Measure Name	Massachusetts Municipal Bond Fund, Class F Shares
C000147413
Account Value [Line Items]
Line Graph and Table Measure Name	Massachusetts Municipal Bond Fund, Class Y Shares
C000017630
Account Value [Line Items]
Line Graph and Table Measure Name	New Jersey Municipal Bond Fund, Class F Shares
C000147415
Account Value [Line Items]
Line Graph and Table Measure Name	New Jersey Municipal Bond Fund, Class Y Shares
C000017629
Account Value [Line Items]
Line Graph and Table Measure Name	New York Municipal Bond Fund, Class F Shares
C000147414
Account Value [Line Items]
Line Graph and Table Measure Name	New York Municipal Bond Fund, Class Y Shares
C000017626
Account Value [Line Items]
Line Graph and Table Measure Name	Pennsylvania Municipal Bond Fund, Class F Shares
C000147412
Account Value [Line Items]
Line Graph and Table Measure Name	Pennsylvania Municipal Bond Fund, Class Y Shares
C000047166
Account Value [Line Items]
Line Graph and Table Measure Name	Tax-Advantaged Income Fund, Class F Shares
C000147418
Account Value [Line Items]
Line Graph and Table Measure Name	Tax-Advantaged Income Fund, Class Y Shares
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 127,085	$ 119,791	$ 117,784	$ 128,912	$ 124,678	$ 120,770	$ 111,084	$ 110,545	$ 109,577	$ 102,525	$ 100,000
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 127,085	119,791	117,784	128,912	124,678	120,770	111,084	110,545	109,577	102,525	100,000
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 127,085	119,791	117,784	128,912	124,678	120,770	111,084	110,545	109,577	102,525	100,000
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 127,085	119,791	117,784	128,912	124,678	120,770	111,084	110,545	109,577	102,525	100,000
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 127,085	119,791	117,784	128,912	124,678	120,770	111,084	110,545	109,577	102,525	100,000
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 127,085	119,791	117,784	128,912	124,678	120,770	111,084	110,545	109,577	102,525	100,000
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 127,085	119,791	117,784	128,912	124,678	120,770	111,084	110,545	109,577	102,525	100,000
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 127,085	119,791	117,784	128,912	124,678	120,770	111,084	110,545	109,577	102,525	100,000
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 127,085	119,791	117,784	128,912	124,678	120,770	111,084	110,545	109,577	102,525	100,000
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 127,085	119,791	117,784	128,912	124,678	120,770	111,084	110,545	109,577	102,525	100,000
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 127,085	119,791	117,784	128,912	124,678	120,770	111,084	110,545	109,577	102,525	100,000
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 127,085	119,791	117,784	128,912	124,678	120,770	111,084	110,545	109,577	102,525	100,000
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 127,085	119,791	117,784	128,912	124,678	120,770	111,084	110,545	109,577	102,525	100,000
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 127,085	119,791	117,784	128,912	124,678	120,770	111,084	110,545	109,577	102,525	100,000
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 127,085	119,791	117,784	128,912	124,678	120,770	111,084	110,545	109,577	102,525	100,000
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 127,085	119,791	117,784	128,912	124,678	120,770	111,084	110,545	109,577	102,525	100,000
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Account Value	$ 124,923	118,684	116,724	125,631	122,272	118,260	109,339	109,294	108,111	102,017	100,000
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Account Value	$ 124,923	118,684	116,724	125,631	122,272	118,260	109,339	109,294	108,111	102,017	100,000
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Account Value	$ 113,336	108,758	106,803	108,532	107,859	105,795	103,060	102,401	101,347	100,575	100,000
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Account Value	$ 113,336	108,758	106,803	108,532	107,859	105,795	103,060	102,401	101,347	100,575	100,000
Bloomberg California Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Intermediate Municipal Index (USD)
Account Value	$ 121,309	115,829	114,309	122,538	120,765	116,450	108,231	108,477	107,414	101,905	100,000
Bloomberg California Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Intermediate Municipal Index (USD)
Account Value	$ 121,309	115,829	114,309	122,538	120,765	116,450	108,231	108,477	107,414	101,905	100,000
Bloomberg Massachusetts Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Intermediate Municipal Index (USD)
Account Value	$ 121,726	116,665	115,152	123,659	121,813	116,930	107,851	109,183	107,898	102,018	100,000
Bloomberg Massachusetts Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Intermediate Municipal Index (USD)
Account Value	$ 121,726	116,665	115,152	123,659	121,813	116,930	107,851	109,183	107,898	102,018	100,000
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Account Value	$ 121,636	116,057	114,459	121,870	119,299	115,391	107,601	107,979	106,632	101,643	100,000
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Account Value	$ 121,636	116,057	114,459	121,870	119,299	115,391	107,601	107,979	106,632	101,643	100,000
Bloomberg New York Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Intermediate Municipal Index (USD)
Account Value	$ 122,394	116,966	115,010	122,698	119,001	116,646	107,982	109,081	107,585	102,164	100,000
Bloomberg New York Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Intermediate Municipal Index (USD)
Account Value	$ 122,394	116,966	115,010	122,698	119,001	116,646	107,982	109,081	107,585	102,164	100,000
Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Account Value	$ 126,109	120,684	119,166	128,300	124,487	119,869	109,229	109,687	107,532	102,082	100,000
Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Account Value	$ 126,109	120,684	119,166	128,300	124,487	119,869	109,229	109,687	107,532	102,082	100,000
Bloomberg 60/40 High Yield Municipal Index & US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 60/40 High Yield Municipal Index & US Municipal Bond Index (USD)
Account Value	$ 143,695	130,836	129,527	143,106	131,790	129,250	118,174	113,750	111,834	100,984	100,000
Bloomberg 60/40 High Yield Municipal Index & US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 60/40 High Yield Municipal Index & US Municipal Bond Index (USD)
Account Value	$ 143,695	$ 130,836	$ 129,527	$ 143,106	$ 131,790	$ 129,250	$ 118,174	$ 113,750	$ 111,834	$ 100,984	$ 100,000